Investments in Associates (Details) - Schedule of group's share of (loss) profit from associate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associates’ revenues and results:
Revenues	$ 435	$ 842	$ 1,283
Net loss	(22,166)	(4,523)	(1,150)
The Group’s share of loss	(7,248)	(1,479)	(376)
Star Rock SAL Lebanon [Member]
Associates’ revenues and results:
Revenues	11	47	72
Net loss	(2,456)	(492)	(207)
The Group’s share of loss	(803)	(161)	(67)
Sina SAL Lebanon [Member]
Associates’ revenues and results:
Revenues		4	61
Net loss	(2,007)	(340)	(115)
The Group’s share of loss	(656)	(111)	(38)
Silver Rock SAL Lebanon [Member]
Associates’ revenues and results:
Revenues	2	41	112
Net loss	(2,608)	(620)	(98)
The Group’s share of loss	(853)	(203)	(32)
Golden Rock SAL Lebanon [Member]
Associates’ revenues and results:
Revenues	422	750	1,038
Net loss	(15,095)	(3,071)	(730)
The Group’s share of loss	$ (4,936)	$ (1,004)	$ (239)